FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Derivative Instruments, Gain (Loss) [Line Items]
Other current liabilities	$ 44,150	$ 37,407
Foreign Exchange Contract [Member] | Other Current Liabilities [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Other current liabilities	299
Foreign Exchange Contract [Member] | Other Comprehensive Income (Loss) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized losses in respect of derivative financial instruments designated for cash flow hedge	$ 299